Vista Outdoor Inc. - 10-K Significant Accounting Policies (Narrative) (Details)						3 Months Ended				12 Months Ended
	Jul. 21, 2024 USD ($) $ / shares	Jul. 07, 2024 USD ($) $ / shares	Jun. 23, 2024 USD ($) $ / shares	May 27, 2024 USD ($) $ / shares	Oct. 15, 2023 USD ($) $ / shares	Jun. 30, 2024 USD ($) country segment $ / shares	Mar. 31, 2024 USD ($) segment numberOfCountriesWithSalesCustomers $ / shares	Dec. 24, 2023 USD ($)	Jun. 25, 2023 USD ($) $ / shares	Mar. 31, 2024 USD ($) numberOfCountriesWithSalesCustomers $ / shares	Mar. 31, 2024 USD ($) numberOfCountriesWithSalesCustomers $ / shares	Mar. 31, 2024 USD ($) reportable_segment numberOfCountriesWithSalesCustomers $ / shares	Mar. 31, 2024 USD ($) numberOfCountriesWithSalesCustomers operating_segment $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 $ / shares
Summary of Significant Accounting Policies [Line Items]
Common stock, par value (in dollars per share) | $ / shares						$ 0.01	$ 0.01			$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
The Kinetic Group
Summary of Significant Accounting Policies [Line Items]
Enterprise value of segment			$ 2,000,000,000	$ 1,960,000,000	$ 1,910,000,000
Cash paid per acquiree share (in dollars per share) | $ / shares			$ 18.00	$ 16.00	$ 12.90
The Kinetic Group | Subsequent Event
Summary of Significant Accounting Policies [Line Items]
Enterprise value of segment	$ 2,150,000,000	$ 2,100,000,000	$ 2,000,000	$ 1,960,000
Cash paid per acquiree share (in dollars per share) | $ / shares	$ 24.00	$ 21.00	$ 18.00	$ 16.00
Vista Outdoor Inc.
Summary of Significant Accounting Policies [Line Items]
Number of reportable segments						4						4	4
Number if countries in which entity operates						100	100			100	100	100	100
Common stock, par value (in dollars per share) | $ / shares						$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Advertising expense											$ 58,259,000			$ 59,189,000	$ 58,028,000
Maximum term of original maturity to classify investments as cash equivalents (in months)										3 months
Impairment								$ (161,714,000)			(161,714,000)			(332,755,000)
Workers' compensation liability							$ 9,662,000			$ 9,662,000	9,662,000	$ 9,662,000	$ 9,662,000	8,198,000
Selling, general, and administrative						$ 137,349,000			$ 122,491,000		540,076,000			504,478,000	$ 434,273,000
Vista Outdoor Inc. | Fire
Summary of Significant Accounting Policies [Line Items]
Accruals for insurance recoveries							$ 3,242,000			$ 3,242,000	3,242,000	$ 3,242,000	$ 3,242,000
Impairment expense of damaged fixed assets											4,242,000
Selling, general, and administrative											1,000,000
Vista Outdoor Inc. | Revelyst
Summary of Significant Accounting Policies [Line Items]
Number of reportable segments | segment							3
Impairment											(161,714,000)
Impairment losses											50,300,000
Vista Outdoor Inc. | Revelyst | Outdoor Cooking
Summary of Significant Accounting Policies [Line Items]
Impairment								$ (26,219,000)
Impairment expense											6,798,000
Vista Outdoor Inc. | Sporting Products Reportable Segment
Summary of Significant Accounting Policies [Line Items]
Cash paid per acquiree share (in dollars per share) | $ / shares					$ 12.90
Vista Outdoor Inc. | Sporting Products Reportable Segment | Subsequent Event
Summary of Significant Accounting Policies [Line Items]
Cash paid per acquiree share (in dollars per share) | $ / shares				$ 16.00
Vista Outdoor Inc. | The Kinetic Group
Summary of Significant Accounting Policies [Line Items]
Enterprise value of segment					$ 1,910,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.01
Impairment											$ 0			$ 0
Vista Outdoor Inc. | The Kinetic Group | Subsequent Event
Summary of Significant Accounting Policies [Line Items]
Enterprise value of segment				$ 1,960,000,000
Vista Outdoor Inc. | Minimum
Summary of Significant Accounting Policies [Line Items]
Product warranty term										one year
Weighted average cost of capital (in percent)							12.50%	12.50%		12.50%	12.50%	12.50%	12.50%	10.50%
Vista Outdoor Inc. | Minimum | Performance Shares
Summary of Significant Accounting Policies [Line Items]
Vesting period										2 years
Vista Outdoor Inc. | Maximum
Summary of Significant Accounting Policies [Line Items]
Weighted average cost of capital (in percent)							16.00%	16.00%		16.00%	16.00%	16.00%	16.00%	17.00%
Vista Outdoor Inc. | Maximum | Performance Shares
Summary of Significant Accounting Policies [Line Items]
Vesting period										3 years